Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

June 30, 2019

AFF55-QTLY-0819
1.927047.108

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.32% 8/29/19 to 9/26/19 (a)
(Cost $199,201)	200,000	199,266
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Advisor Series Equity Growth Fund (b)	3,111,121	$45,360,145
Fidelity Advisor Series Growth Opportunities Fund (b)	2,007,058	30,146,011
Fidelity Advisor Series Small Cap Fund (b)	2,026,548	22,271,763
Fidelity Series All-Sector Equity Fund (b)	2,083,383	20,896,335
Fidelity Series Commodity Strategy Fund (b)	4,318,423	20,339,771
Fidelity Series Large Cap Stock Fund (b)	5,275,916	79,033,218
Fidelity Series Large Cap Value Index Fund (b)	673,779	8,685,017
Fidelity Series Opportunistic Insights Fund (b)	2,290,932	42,405,151
Fidelity Series Small Cap Opportunities Fund (b)	1,998,213	27,855,084
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,165,751	51,280,390
Fidelity Series Value Discovery Fund (b)	3,935,031	50,525,798
TOTAL DOMESTIC EQUITY FUNDS
(Cost $372,436,939)		398,798,683

International Equity Funds - 32.8%
Fidelity Series Canada Fund (b)	638,809	6,975,795
Fidelity Series Emerging Markets Fund (b)	727,949	6,995,588
Fidelity Series Emerging Markets Opportunities Fund (b)	3,290,475	62,815,172
Fidelity Series International Growth Fund (b)	3,939,122	64,128,902
Fidelity Series International Small Cap Fund (b)	889,210	14,431,881
Fidelity Series International Value Fund (b)	6,333,340	60,990,068
Fidelity Series Overseas Fund (b)	298,886	3,000,817
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $201,707,376)		219,338,223

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	420,029	4,086,887
Fidelity Series Floating Rate High Income Fund (b)	88,023	818,618
Fidelity Series High Income Fund (b)	521,669	4,966,293
Fidelity Series Inflation-Protected Bond Index Fund (b)	198,887	1,990,860
Fidelity Series International Credit Fund (b)	24,524	249,899
Fidelity Series Investment Grade Bond Fund (b)	495,375	5,662,137
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,288,713	21,307,921
Fidelity Series Real Estate Income Fund (b)	273,864	3,037,156
TOTAL BOND FUNDS
(Cost $40,023,735)		42,119,771

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	1,648,039	1,648,368
Fidelity Series Government Money Market Fund 2.44% (b)(d)	7,274,897	7,274,897
Fidelity Series Short-Term Credit Fund (b)	115,851	1,164,298
TOTAL SHORT-TERM FUNDS
(Cost $10,072,620)		10,087,563
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $624,439,871)		670,543,506
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(453,062)
NET ASSETS - 100%		$670,090,444

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	21	Sept. 2019	$2,019,465	$4,536	$4,536
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Sept. 2019	105,340	3,865	3,865
TOTAL FUTURES CONTRACTS					$8,401

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,266.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,790
Total	$8,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,302,936	$1,969,133	$3,943,508	$--	$42,982	$1,988,602	$45,360,145
Fidelity Advisor Series Growth Opportunities Fund	33,095,188	1,300,583	5,480,127	--	460,498	769,869	30,146,011
Fidelity Advisor Series Small Cap Fund	20,365,537	1,269,254	363,860	--	3,855	996,977	22,271,763
Fidelity Series All-Sector Equity Fund	20,964,257	907,593	1,810,993	--	(335,604)	1,171,082	20,896,335
Fidelity Series Canada Fund	5,930,475	749,742	76,813	--	849	371,542	6,975,795
Fidelity Series Commodity Strategy Fund	15,655,481	5,269,704	325,700	--	(9,977)	(249,737)	20,339,771
Fidelity Series Emerging Markets Debt Fund	3,859,937	257,419	89,408	59,494	(89)	59,028	4,086,887
Fidelity Series Emerging Markets Fund	6,119,139	1,052,696	75,981	--	(2,478)	(97,788)	6,995,588
Fidelity Series Emerging Markets Opportunities Fund	57,109,129	4,573,389	690,325	--	(22,397)	1,845,376	62,815,172
Fidelity Series Floating Rate High Income Fund	780,983	54,424	19,159	12,011	5	2,365	818,618
Fidelity Series Government Money Market Fund 2.44%	4,523,020	3,452,529	700,652	31,465	--	--	7,274,897
Fidelity Series High Income Fund	6,674,782	280,540	2,057,578	78,606	(87,182)	155,731	4,966,293
Fidelity Series Inflation-Protected Bond Index Fund	1,824,747	145,589	23,631	1,949	347	43,808	1,990,860
Fidelity Series International Credit Fund	240,898	1,632	--	1,632	--	5,873	249,899
Fidelity Series International Growth Fund	58,492,128	2,558,082	1,169,813	--	(20,103)	4,268,608	64,128,902
Fidelity Series International Small Cap Fund	13,484,922	616,477	281,964	--	(8,923)	621,369	14,431,881
Fidelity Series International Value Fund	54,811,158	4,752,976	691,487	--	(1,382)	2,118,803	60,990,068
Fidelity Series Investment Grade Bond Fund	3,708,923	1,897,535	66,522	40,029	987	121,214	5,662,137
Fidelity Series Large Cap Stock Fund	75,072,540	3,970,239	1,708,468	512,659	(75,891)	1,774,798	79,033,218
Fidelity Series Large Cap Value Index Fund	8,213,907	373,216	222,529	--	2,350	318,073	8,685,017
Fidelity Series Long-Term Treasury Bond Index Fund	22,426,236	1,839,897	4,148,164	159,763	200,436	989,516	21,307,921
Fidelity Series Opportunistic Insights Fund	42,072,080	1,837,111	3,885,670	--	(117,521)	2,499,151	42,405,151
Fidelity Series Overseas Fund	--	2,992,116	--	--	--	8,701	3,000,817
Fidelity Series Real Estate Income Fund	2,873,463	175,321	60,031	42,434	1,113	47,290	3,037,156
Fidelity Series Short-Term Credit Fund	1,246,968	55,993	148,053	8,290	347	9,043	1,164,298
Fidelity Series Small Cap Opportunities Fund	26,045,702	1,425,708	547,927	--	(12,113)	943,714	27,855,084
Fidelity Series Stock Selector Large Cap Value Fund	49,107,421	2,244,949	2,208,711	--	33,622	2,103,109	51,280,390
Fidelity Series Value Discovery Fund	47,948,861	2,219,503	996,429	--	(38,443)	1,392,306	50,525,798
	$627,950,818	$48,243,350	$31,793,503	$948,332	$15,288	$24,278,423	$668,695,872

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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